Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 5,334,215	$ 4,547,246
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	4,124,101	3,375,651
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	127,595	161,590
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,019	39,664
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,655	40,993
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	330,433	330,061
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,598,399	2,803,343
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	130,997	169,958
Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	127,595	161,590
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,402	5,474
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,894
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	509,220	532,713
Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,617	34,190
Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,655	38,099
Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,407	208
Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	433,541	460,216
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,483,884	2,672,980
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	319,026	329,853
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,164,858	2,343,127
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	956,367	945,198
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,476	32,452
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	42,545	39,116
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	41,804	40,028
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	397,994	384,867
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	466,548	448,735
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,560	32,949
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,476	32,452
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	48	16
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	36	481
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	920,921	912,249
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	42,497	39,100
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	41,768	39,547
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	397,994	384,867
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	438,662	448,735
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,886
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,886
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	253,747	226,397
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	123,305	101,390
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,866	37,592
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	100,576	87,415
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	98,399	79,225
Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	43,323	33,287
Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	55,076	45,938
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	144,058	126,692
Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	79,982	65,240
Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,902	26,737
Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,174	34,715
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,290	20,480
Other derivative contracts [member] | Settled through central counterparties [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,863
Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,964	10,855
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	326	6,762
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,082,978	4,335,939
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,957,433	3,250,063
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	130,997	169,958
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	127,595	161,590
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,402	5,474
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,894
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	478,740	514,104
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,617	34,190
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,655	38,099
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,407	208
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	403,061	441,607
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,347,696	2,566,001
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	319,026	329,853
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,028,670	2,236,148
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	872,554	860,275
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,560	32,949
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,476	32,452
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	48	16
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	36	481
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	837,108	827,326
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	42,497	39,100
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	41,768	39,547
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	340,614	321,567
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	412,229	427,112
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,886
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,886
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	252,991	225,601
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	98,399	79,225
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	43,323	33,287
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	55,076	45,938
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	143,302	125,896
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	79,226	64,444
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	18,902	26,737
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,174	34,715
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	11,290	20,480
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		2,863
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,964	10,855
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	326	6,762
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	251,237	211,307
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	166,668	125,588
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,480	18,609
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	30,480	18,609
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	136,188	106,979
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	136,188	106,979
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	83,813	84,923
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	83,813	84,923
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	57,380	63,300
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,433	21,623
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	756	796
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	756	796
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 756	$ 796